CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY - USD ($) $ in Millions		Total		Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Stockholder's equity at Dec. 31, 2014		$ 1,670		$ 924	$ 741	$ 5
NET INCOME		242			242
Repurchase and retirement of common stock		(137)		(137)
Dividends declared on common stock		(108)			(108)
Dividends to ITC Investment Holdings Inc.		0
Stock option exercises		11		11
Share-based compensation, net of forfeitures		18		18
Tax benefit for excess tax deductions of share-based compensation		12		12
TOTAL OTHER COMPREHENSIVE LOSS, NET OF TAX		(1)				(1)
Other		2		1	1
Contributions from ITC Investment Holdings Inc. for the settlement of share-based awards associated with the Merger		0
Stockholder's equity at Dec. 31, 2015		1,709		829	876	4
NET INCOME		246	[1]		246
Repurchase and retirement of common stock		(9)		(9)
Dividends declared on common stock		(90)			(90)
Dividends to ITC Investment Holdings Inc.		(33)			(33)
Stock option exercises		11		11
Share-based compensation, net of forfeitures		18		18
Tax benefit for excess tax deductions of share-based compensation		9		0	9
TOTAL OTHER COMPREHENSIVE LOSS, NET OF TAX		(2)				(2)
Other		2		2	0
Share-based compensation associated with the Merger (Note 14)		41		41
Settlement of share-based compensation awards associated with the Merger — including cost of accelerated share-based awards		(138)		(137)	(1)
Contributions from ITC Investment Holdings Inc. for the settlement of share-based awards associated with the Merger		137		137
Stockholder's equity at Dec. 31, 2016		1,901		892	1,007	2
NET INCOME		319	[1]		319
Dividends to ITC Investment Holdings Inc.		(300)			(300)
TOTAL OTHER COMPREHENSIVE LOSS, NET OF TAX		0
Contributions from ITC Investment Holdings Inc. for the settlement of share-based awards associated with the Merger		0
Stockholder's equity at Dec. 31, 2017		1,920		$ 892	$ 1,026	$ 2
NET INCOME		82
Dividends to ITC Investment Holdings Inc.		(50)
TOTAL OTHER COMPREHENSIVE LOSS, NET OF TAX	[2]	1
Stockholder's equity at Mar. 31, 2018		$ 1,952

[1]	During the years ended December 31, 2017 and 2016, we recognized an aggregate estimated regulatory liability for the refund and estimated refunds relating to the ROE complaints as described in Note 17, which resulted in a reduction in operating revenues and operating income of $80 million for the year ended December 31, 2016 and an estimated $3 million and $55 million reduction to net income for the years ended December 31, 2017 and 2016, respectively.
[2]	Includes reclassification of net loss relating to interest rate cash flow hedges from AOCI to interest expense, net of tax, of less than $1 million for the three months ended March 31, 2018 and 2017.